Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [Abstract]
Schedule of Analysis of Revenue

An analysis of revenue is as follows:

	For the six months ended June 30,
	2026	2025
	US$	US$

Revenue from contracts with customers
Internet leads generation and marketing service income	28,373,153	27,653,010
Insurance commission income	2,853,818	3,277,466
Marketing income	1,041,508	1,405,608

Total	32,268,479	32,336,084

An analysis of revenue is as follows:

	2025	2024	2023
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	63,478,087	71,188,725	75,794,855
Insurance commission income	6,880,658	5,206,123	3,362,745
Marketing income	2,465,461	2,109,372	1,026,223
Events income	602,175	1,006,526	487,258

	73,426,381	79,510,746	80,671,081

Schedule of Disaggregated Revenue Information

Disaggregated revenue information

	For the six months ended June 30,
	2026	2025
	US$	US$

Geographical markets
Hong Kong	16,312,108	14,194,612
Singapore	11,831,665	12,857,209
Philippines	2,440,792	3,475,989
Taiwan	1,683,914	1,808,274

Total	32,268,479	32,336,084

Timing of revenue recognition
Over time	29,414,661	29,058,618
At a point in time	2,853,818	3,277,466

Total	32,268,479	32,336,084
	For the six months ended June 30,
	2026	2025
	US$	US$
By vertical (note)
Credit cards	17,939,030	19,127,920
Personal loans and mortgages	4,867,047	4,582,424
Wealth	4,840,609	3,955,279
Insurance	4,506,738	4,466,306
	115,055	204,155

Total	32,268,479	32,336,084
Disaggregated revenue information
	2025	2024	2023
	US$	US$	US$
Geographical markets
Hong Kong	31,116,926	30,443,311	26,947,177
Singapore	30,933,640	30,890,285	32,069,713
Philippines	7,372,109	12,843,932	14,169,389
Taiwan	4,003,706	5,136,523	6,742,747
Malaysia	-	196,695	738,053
Other Asia	-	-	4,002
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

Timing of revenue recognition
At a point in time	6,880,658	5,206,123	3,362,745
Over time	66,545,723	74,304,623	77,308,336
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

By vertical
Credit cards	43,776,574	48,958,072	60,257,595
Personal loans and mortgages	9,308,521	12,185,083	10,166,389
Wealth	10,103,677	8,503,596	3,579,975
Insurance	9,100,780	8,181,119	5,853,092
Other verticals	1,136,829	1,682,876	814,030
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

Schedule of Revenue from Customers

Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:

	2025	2024	2023
	US$	US$	US$

Customer A	12,355,000	11,159,000	17,713,000

Customer B	N/A*	9,109,000	11,801,000

Customer C	N/A*	9,170,000	9,614,000

Customer D	12,423,000	7,970,000	N/A*

*	The customers generated less than 10% of the total revenue of the Group during the year.

Schedule of Analysis of Other Income

An analysis of other income is as follows:

	2025	2024	2023
	US$	US$	US$

Bank interest income	574,844	1,467,357	859,454
Interest income on refundable rental deposit	6,924	11,079	13,049
Government grants	6,117	6,056	-
Gain on disposal of assets in Malaysian operations*	-	600,000	-
Gain on disposal of items of property and equipment, net	1,438	7,068	3,690
Others	60,157	397	1,321
	649,480	2,091,957	877,514

*	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).